Property, Plant and Equipment (Tables)	12 Months Ended
Dec. 31, 2018
Property Plant and Equipment [Abstract]
Schedule of Property, Plant and Equipment
	Buildings	Installations	Other Equipment	Tanks	Capital work in progress	Right - of Use Asset (land)	Total

Cost:
As at January 01, 2018 (Re-stated)	28,037,886	65,860,351	79,645	76,100,795	294,403	27,540,969	197,914,049
Additions during the year	Nil	7,895	134,198	Nil	8,050,444	Nil	8,192,537
As at December 31, 2018	28,037,886	65,868,246	213,843	76,100,795	8,344,847	27,540,969	206,106,586

Accumulated Depreciation:
As at January 01, 2018 (Re-stated)	129,051	325,525	3,232	181,306	Nil	1,836,064	2,475,178
Charge for the year	1,121,515	2,823,140	33,204	1,565,419	Nil	459,016	6,002,294
As at December 31, 2018	1,250,566	3,148,665	36,436	1,746,725	Nil	2,295,080	8,477,472

Net Carrying Amount:

As at December 31, 2018	26,787,320	62,719,581	177,407	74,354,070	8,344,847	25,245,889	197,629,114

As at December 31, 2017 (Restated)	27,908,835	65,534,826	76,413	75,919,489	294,403	25,704,905	195,438,871

Schedule of statement of comprehensive income
	2018	2017
Direct costs (Note 9)	5,763,150	692,775
CWIP	239,144	405,647
	6,002,294	1,098,422